Inventories	12 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Inventories

NOTE 6: — INVENTORIES

	March 31,
	2019	2018
Finished goods	$65,558	$57,038
Raw and packaging materials	44,979	56,199
Work in progress	32,593	26,856
Other	4,949	4,502
	$148,079	$144,595

As of March 31, 2019 and 2018, reserves recorded against inventories for slow-moving, short-dated, excess and obsolete inventory totaled $26,026 and $24,915, respectively.

As of March 31, 2019 and 2018, there were no pledges of inventory.